Segmented Information (Tables)	12 Months Ended
Jan. 31, 2026
Segmented Information
Schedule of segment breakdown of measures of profit

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues	728,992	651,000	572,931
Less:
Headcount-related costs, including stock compensation expense	277,666	249,887	226,897
Cost of revenues and network charges (exclusive of other items presented separately)	70,652	67,212	53,797
Third-party software and maintenance	26,191	23,066	19,908
Other segment items	57,374	54,723	63,505
Depreciation	5,948	5,589	5,474
Amortization of intangible assets	81,183	69,399	60,501
	519,014	469,876	430,082
Income from operations	209,978	181,124	142,849
Interest expense	(967)	(1,004)	(1,363)
Investment and other income	8,079	11,513	9,666
Income before taxes	217,090	191,633	151,152
Income tax expense	53,323	48,360	35,245
Net income, as reported on consolidated statements of operations	163,767	143,273	115,907

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	967	1,004	1,363
Investment and other income	(8,079)	(11,513)	(9,666)
Income tax expense	53,323	48,360	35,245
Depreciation expense	5,948	5,589	5,474
Amortization of intangible assets	81,183	69,399	60,501
Stock-based compensation and related taxes	22,007	21,098	17,005
Other charges (Note 20)	10,429	7,466	21,649
Adjusted EBITDA	329,545	284,676	247,478

Schedule of disaggregated revenue information by geographic location of customer and revenue

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues
United States	496,438	439,103	382,176
Europe, Middle-East and Africa	169,594	153,004	137,164
Canada	42,445	39,254	35,422
Asia Pacific	20,515	19,639	18,169
	728,992	651,000	572,931

Schedule of disaggregated revenue information by product and services

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues
Services	677,180	590,243	520,930
Professional services and other	49,293	55,042	46,675
License	2,519	5,715	5,326
	728,992	651,000	572,931

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	January 31,	January 31,
	2026	2025
Total long-lived assets
United States	275,763	246,048
Europe, Middle-East and Africa	44,103	49,737
Canada	20,016	31,007
Asia Pacific	5,694	6,959
	345,576	333,751